Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Vessels Impairment Loss	$ 0	$ 31,577	$ 31,577
Container [Member]
Property, Plant and Equipment, Useful Life (Year)	30 years
Estimated Scrap Rate Per Lightweight Ton	0.300
Operating Expenses Increase Rate	2.50%
Dry-bulk Vessels [Member]
Property, Plant and Equipment, Useful Life (Year)	25 years
Estimated Scrap Rate Per Lightweight Ton	0.300
Operating Expenses Increase Rate	2.50%